DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details 4) - Cash flow hedges [member] $ in Millions	Dec. 31, 2017 COP ($) Number	Dec. 31, 2016 COP ($) Number
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Income in U.S. dollars forecasted | $	$ 41,614	$ 142,731
Notional amount contracts forward U.S. dollars | Number	41,614	99,912
% hedged	100.00%	70.00%
Fair value in Colombian pesos | $	$ 4,303	$ 4,824
# of contracts | Number	468	892